OLD WESTBURY FUNDS, INC.

Old Westbury Multi-Asset Opportunities Fund
(the “Fund”)

Supplement dated April 2, 2020 to the
Prospectus dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 28, 2020, as supplemented.

Effective immediately, Dr. Qiang Jiang, Co-Portfolio Manager, Managing Director and Director of Investment Quantitative R&D at Bessemer Investment Management LLC (the “Adviser”) and a portfolio manager of the Old Westbury All Cap ESG Fund, will be joining Mr. Jared B. Olivenstein, Principal and Co-Portfolio Manager, and Mr. Anthony Wile, Senior Vice President and Associate Portfolio Manager and replacing Mr. Amit Bortz, to manage the portion of the Old Westbury Multi-Asset Opportunities Fund managed by the Adviser.

Accordingly, effective immediately:

•

The first paragraph in the section entitled “Old Westbury Multi-Asset Opportunities Fund–Management of the Fund–Portfolio Managers and Sub-Advisers” beginning on page 27 is hereby deleted in its entirety and replaced with the following:

Dr. Qiang Jiang, PhD, Co-Portfolio Manager, Managing Director and Director of Investment Quantitative R&D at the Adviser, has managed the Fund since April 2, 2020.

•	The first paragraph in the section “WHO MANAGES THE FUNDS?–Old Westbury Multi-Asset Opportunities Fund” beginning on page 65 is hereby deleted in its entirety and replaced with the following:

Dr. Qiang Jiang, PhD, Co-Portfolio Manager, Managing Director and Director of Investment Quantitative R&D at the Adviser, has managed the Fund since April 2, 2020. Dr. Jiang joined the Adviser in 2007. Prior to joining the Adviser, Dr. Jiang worked for Bessemer, an affiliate of the Adviser, since 2002. Prior to joining Bessemer, Dr. Jiang was a consultant for Schroders from 1997 to 2000, and the Bank of New York Mellon (which acquired Schroders) from 2000 to 2001. Dr. Jiang worked at Rutgers University as a research fellow, responsible for research in the areas of interfacial phenomena and ultra-low temperature physics, and completed both a M.S. in Electrical and Computer Engineering as well as his Doctoral program in Physics in 1991. Dr. Jiang earned a B.S. from Fudan University in 1985.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Multi-Asset Opportunities Fund
(the “Fund”)

Supplement dated April 2, 2020 to the
Statement of Additional Information dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 28, 2020, as supplemented.

Effective immediately, Dr. Qiang Jiang, Co-Portfolio Manager, Managing Director and Director of Investment Quantitative R&D at Bessemer Investment Management LLC (the “Adviser”) and a portfolio manager of the Old Westbury All Cap ESG Fund, will be joining Mr. Jared B. Olivenstein, Principal and Co-Portfolio Manager, and Mr. Anthony Wile, Senior Vice President and Associate Portfolio Manager and replacing Mr. Amit Bortz, to manage the portion of the Old Westbury Multi-Asset Opportunities Fund managed by the Adviser.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Additional Portfolio Manager Information”:

o

The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Multi-Asset Opportunities Fund—BIM” beginning on page 48 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Multi-Asset Opportunities Fund

BIM

Qiang Jiang	0	$0	0	$0	10	$86,000,000
Anthony Wile	0	$0	1	$36,000,000	0	$0
Jared B. Olivenstein	0	$0	1	$36,000,000	0	$0

o

The portion of the table under the heading “Other Accounts Managed by Portfolio Managers–Accounts and Assets for which an Investment Advisory Fee is Based on Performance—Multi-Asset Opportunities Fund—BIM” beginning on page 50 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Multi-Asset Opportunities Fund

BIM

Qiang Jiang	0	$0	0	$0	0	$0

Anthony Wile	0	$0	0	$0	0	$0

Jared B. Olivenstein	0	$0	0	$0	0	$0

o	The portion of the table under the heading “Ownership of Securities” for “BIM” beginning on page 53 is hereby deleted in its entirety and replaced with the following:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund

BIM[1]

Edward N. Aw	$500,001- $1,000,000	$500,001- $1,000,000	None	$50,001- $100,000	None	$100,001- $500,000	$10,001- $50,000

Nancy Sheft	$100,001- $500,000	$500,001- $1,000,000	None	$50,001- $100,000	None	$100,001- $500,000	$10,001- $50,000

John Hall	$100,001- $500,000	$100,001- $500,000	None	$100,001- $500,000	None	$100,001- $500,000	$10,001- $50,000

David W. Rossmiller	$500,001- $1,000,000	Over $1,000,000	None	Over $1,000,000	None	$500,001- $1,000,000	$50,001- $100,000

John A. Christie	$50,001- $100,000	$100,001- $500,000	None	$1-$10,000	None	$50,001- $100,000	$1-$10,000

Jeffrey A. Rutledge	$100,001- $500,000	$500,001- $1,000,000	None	None	None	$100,001- $500,000	None

Michael Morrisroe	$100,001- $500,000	$500,001- $1,000,000	None	$500,001- $1,000,000	None	$100,001- $500,000	$100,001- $500,000

Beatriz M. Cuervo	$100,001- $500,000	$100,001- $500,000	None	$100,001- $500,000	None	$50,001- $100,000	$100,001- $500,000

Qiang Jiang	$100,001- $500,000	$100,001- $500,000	None	None	None	$50,001- $100,000	None

Y. Gregory Sivin	$100,001- $500,000	$100,001- $500,000	None	None	None	$50,001- $100,000	None

Anna E. White	$50,001- $100,000	$100,001- $500,000	None	$10,001- $50,000	None	$10,001- $50,000	$10,001- $50,000

Anthony Wile	$50,001- $100,000	$100,001- $500,000	None	$10,001- $50,000	None	$10,001- $50,000	$10,001- $50,000

Jared B. Olivenstein	None	None	None	None	None	None	None

Kevin Akinskas*	None	None	None	None	None	None	None

o	The last sentence of the second paragraph under the heading “Compensation of Portfolio Managers” for “BIM” beginning on page 54 is hereby deleted in its entirety and replaced with the following:

Messrs. Wile and Olivenstein, the MSCI ACWI Large Cap Index for Mr. Rutledge, 90% the S&P 500® Index and 10% MSCI AC World ex USA Large Cap Index for Mr. Christie, and 90% MSCI USA Mid Cap Index and 10% the MSCI AC WORLD ex USA Mid Cap Index for Mr. Morrisroe.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.